Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Text block [Abstract]
Schedule of Balances included under Cash and Cash Equivalents
a)	Detail of cash and cash equivalents

The detail of balances included under cash and cash equivalents is as follows:

	As of December 31,
	2021	2020
	MCh$	MCh$
Cash and deposits in banks
Cash	294,474	254,200
Deposits in the Central Bank of Chile	1,173,548	1,067,421
Deposits in local banks	12,942	27,017
Deposits in foreign banks	1,992,428	1,740,434
Subtotals cash and deposits in banks	3,473,392	3,089,072
Cash items in process of collection, net (1)	14,138	18,960
Highly liquid financial instruments (2)	1,347,463	1,337,754
Investments under resale agreements (3)	539,227	60,470
Totals cash and cash equivalents	5,374,220	4,506,256
(1)	See letter b. “Cash in process of collection and in process of being cleared” on the next page.
(2)

Highly liquid financial instruments: Corresponds to financial instruments at fair value through profit and loss and financial instrument at fair value through other comprehensive income with maturities that do not exceed three months from the acquisition date and the detail is as follows:

		As of December 31,
	Notes	2021	2020
		MCh$	MCh$
Highly liquid financial instruments
Financial instruments at fair value through profit or loss	6	130,421	132,043
Financial instruments at fair value through other comprehensive income	11	1,217,042	1,205,711
Totals		1,347,463	1,337,754
(3)

Investments under resale agreements: Corresponds to resale agreements with maturities that do not exceed three months from the acquisition date, which are presented under the item "Investments under resale agreements" in the Consolidated Statement of Financial Position. The detail is as follows:

		As of December 31,
	Notes	2021	2020
		MCh$	MCh$
Investment under resale agreements	7a)	539,227	60,470

Schedule of Cash in the Process of Collection

Cash items in process of collection and in process of being cleared represent domestic transactions, which have not been processed through the central domestic clearinghouse, or international transactions that may be delayed in settlement due to timing differences. The detail of these balances is as follows:

	As of December 31,
	2021	2020
	MCh$	MCh$
Assets
Documents held by other banks (documents to be cleared)	40,302	37,030
Funds receivable	398,194	136,162
Subtotals assets	438,496	173,192
Liabilities
Funds payable	424,358	154,232
Subtotals liabilities	424,358	154,232
Cash items in process of collection, net	14,138	18,960